Offerings - Offering: 1	Jan. 23, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 1,995,002.76
Amount of Registration Fee	$ 275.51
Offering Note	(1) Calculated at $138.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Fee Rate Advisory No. 1 for fiscal year 2026. (2) An aggregate fee of $275.51 was paid with the filing of the Schedule TO-I by the Company (File No. 005-94568) on October 27, 2025.